Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
(in thousands)
Federal, state and foreign net operating losses	$72,141	$68,199
Stock based compensation	7,778	8,228
Accrued liabilities	503	430
Other temporary differences	6,510	(2,595)
Valuation allowance	(86,932)	(74,262)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013
Federal statutory rate	-34.0%	-34.0%
State taxes, net of federal benefit	2.7%	-37.1%
Non-deductible goodwill	0.0%	0.0%
ISO / ESPP	0.0%	1.3%
Other	0.0%	0.4%
Change in valuation allowance	31.3%	69.6%
Tax provision	0.0%	0.2%